Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 26,106	$ 7,598
Restricted cash	70	70
Accounts receivable, net of allowance for doubtful accounts of $224 and $224 at December 31, 2021 and December 31, 2020, respectively	645	725
Inventory	3,242	4,817
Prepaid expenses and other current assets	1,138	329
Total current assets	31,201	13,539
Property and equipment, net	1,908	2,809
Other long-term assets	3,539	181
Total assets	36,648	16,529
Current liabilities
Accounts payable	2,375	1,550
Accrued expenses	2,435	2,088
Accrued settlement liability	2,500	2,500
Other current liabilities	737	560
Short-term debt	34,311	0
Total current liabilities	42,358	6,698
Long-term debt	16,153	33,443
Long-term debt - related party	16,670	5,957
Derivative liability	26,017	5,021
Other long-term liabilities	803	1,236
Total liabilities	102,001	52,355
Commitments and contingencies (Note 14)
Stockholders' equity / (deficit):
Common stock, $0.0001 par value — 80,071,901 and 69,838,200 shares authorized as of December 31, 2021 and 2020, respectively; 57,020,151 and 55,769,556 shares issued and outstanding as of December 31, 2021 and 2020, respectively	6	5
Additional paid-in capital	242,299	208,283
Accumulated other comprehensive loss	(61)	(61)
Accumulated deficit	(307,597)	(244,053)
Total stockholders' equity / (deficit)	(65,353)	(35,826)
Total liabilities and stockholders' equity / (deficit)	$ 36,648	$ 16,529